ACCOUNTING STANDARDS AND BASIS OF PREPARATION - Additional information (Details) $ in Millions	Jun. 30, 2026 USD ($)
Disclosure of subsidiaries
Restructuring of financial debt	$ 74.3
Currnet liabilities	54.9
Rizobacter Argentina S.A.
Disclosure of subsidiaries
Reclassification of borrowings as current due	$ 27.0